Expense Example - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO - Fidelity California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530